DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation — The accompanying Condensed Consolidated Financial Statements of Boxed, Inc. include its wholly owned subsidiaries, Boxed, LLC, BOXED MAX LLC, Jubilant LLC, and Ashbrook Commerce Solutions LLC. Any intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation — The accompanying Consolidated Financial Statements of Boxed, Inc. include its wholly owned subsidiaries, Boxed, LLC, BOXED MAX LLC, Jubilant LLC, and Ashbrook Commerce Solutions LLC. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation — The accompanying Condensed Consolidated Financial Statements of Boxed, Inc. are unaudited and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair statement of the Company’s Condensed Consolidated Financial Statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC. They do not include all information and notes required by U.S. GAAP for annual financial statements.

The unaudited results of operations for the three months ended March 31, 2022 are not necessarily indicative of future results or results to be expected for the full fiscal year ended December 31, 2022.

These unaudited Condensed Consolidated Financial Statements, including the Company’s significant accounting policies, should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 and related notes thereto included in the Annual Report on Form 10-K.

Basis of Presentation — The Consolidated Financial Statements presented herein are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as of December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020, and 2019.

Estimates

Estimates — The preparation of the Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include (i) revenue recognition and deferral in accordance with ASC 606 and (ii) the fair values of derivative instruments within the scope of ASC 815. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. After such review, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Estimates — The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include (i) revenue recognition and deferral in accordance with ASC 606 (ii) acquired intangible assets and goodwill (iii) contingent considerations and (iv) the fair values of derivative instruments within the scope of ASC 815. Historically, prior to becoming a public company, significant estimates also included the fair value of stock options. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. After such review, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Segment Information

Segment Information — The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. See Note 17 for Segment Reporting for the three months ended March 31, 2022 and 2021.

Segment Information — ASC 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. The Company operates as two reportable business segments which offer different products and services:

1)	Retail — This segment engages in the sale of consumer products and goods in bulk sizes to consumers and business in the continental United States.
2)	Software & Services — This segment primarily relates to the Company’s research, development, marketing and production of the Company’s proprietary software for sale to third parties.

See Note 18 for Segment Reporting for the years ended December 31, 2021, 2020, and 2019, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Restricted Cash

Restricted Cash — The Company’s restricted cash is comprised of cash that is restricted as to withdrawal or use under the terms of certain contractual agreements. Restricted cash as of March 31, 2022 and December 31, 2021 was $2,768 for both periods, respectively, and consists of collateral for letters of credit related to the Company’s relationships with certain product vendors, and letters of credit issued in lieu of deposits on certain real estate and facility leases.

Restricted Cash — The Company’s restricted cash is comprised of cash that is restricted as to withdrawal or use under the terms of certain contractual agreements. Restricted cash as of December 31, 2021 was $2,767,471 and consists of collateral for letters of credit related to the Company’s relationships with certain product vendors, and letters of credit issued in lieu of deposits on certain real estate and facility leases. The Company did not have restricted cash as of December 31, 2020.

Accounts Receivable, Net

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectable accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $2,177 and $2,318 of trade receivables at March 31, 2022 and December 31, 2021, respectively. The Company has recorded an allowance of $157 and $96 as of March 31, 2022 and December 31, 2021, respectively.

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectible accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $2,317,908, $2,705,028, and $2,731,111 of trade receivables as of December 31, 2021, 2020, and 2019, respectively. The Company has recorded an allowance of $95,558, $205,384, and $176,653 as of December 31, 2021, 2020, and 2019, respectively, for doubtful accounts as follows:

For the Year Ended December 31, 2021
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$205,384	—	—	(109,826)	$95,558

For the Year Ended December 31, 2020
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$176,653	28,731	—	—	$205,384

For the Year Ended December 31, 2019
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$141,282	35,371	—	—	$176,653

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250 thousand by the Federal Deposit Insurance Corporation (“FDIC”) through March 31, 2022. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of March 31, 2022 and December 31, 2021, one third-party seller accounted for approximately 31.6% and 40.9% of the Company’s outstanding receivables, respectively.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”) through December 31, 2021. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of December 31, 2021 and 2020, one third party seller accounted for approximately 40.9% and 54.3% of the Company’s outstanding gross receivables, respectively.

Leases

Leases — The Company determines whether an arrangement is a lease at inception and classifies the leases as either operating or finance leases. Operating leases are recorded within right-of-use (“ROU”) assets and operating lease liabilities, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets. Finance leases are recorded within property and equipment, net and other liabilities, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. ROU assets are also adjusted for prepaid rent, initial indirect costs, and lease incentives. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option, respectively. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected to exclude from its balance sheets the recognition of leases having a term of 12 months or less (short-term leases) and elected to not separate lease components and non-lease components for its long-term real-estate leases.

Leases — The Company leases its office facilities and fulfillment centers under operating lease agreements. Rent expense under the Company’s operating leases typically provide for fixed, non-contingent rent escalations. Rent expense is recognized on a straight-line basis over the non-cancellable term of each underlying lease. The Company also receives landlord contributions related to certain lease agreements that are recognized as deferred rent within other current liabilities on the Consolidated Balance Sheets and treated as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date the Company becomes legally obligated for the rent payments or when it takes possession of the leased space, whichever is earlier.

Inventories

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

The Company reviews inventories to determine the necessity of write-offs for excess, obsolete, or unsellable inventory. The Company estimates write-offs for inventory obsolescence based on its judgment of future realization. These reviews require the Company to assess customer and market demand. There were no material write-offs for the three months ended March 31, 2022 or 2021.

Property, and Equipment, Net

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3-7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful
Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Finance lease assets	7 years
Software development	4 years

Software Development Costs

Software Development Costs — The Company classifies software development costs as either internal-use software or external-use software. The Company accounts for costs incurred to develop internal-use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment, net within the Condensed Consolidated Balance Sheets and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Software Development Costs — The Company classifies software development costs as either internal use software or external use software. The Company accounts for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment, net within the Consolidated Balance Sheets and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs, when material, are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of March 31, 2022 and December 31, 2021, there were no such events or circumstances that indicate a need for such evaluation.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of December 31, 2021 and 2020, respectively, there were no such events or circumstances that indicate a need for such evaluation.

Deferred Contract Costs

Deferred Contract Costs — The Company defers contract costs when there is a known current obligation that is not yet paid. In these instances, the Company records deferred contract costs to recognize the asset in its Condensed Consolidated Balance Sheets to offset the Company’s related liability. Deferred contract costs as of December 31, 2021 related to the asset associated with the Company’s contract with Palantir as described in Note 11 as well as insurance premiums related to becoming a public company. There were no longer deferred contract costs as of March 31, 2022 as these obligations were paid in the first quarter of 2022 and the related assets have been reclassified to prepaid expenses, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets.

Deferred Contract Costs — The Company defers contract costs when there is a known current obligation that is not yet prepaid. In these instances, the Company records deferred contract costs to recognize the asset in its Consolidated Balance Sheets to offset the Company’s related liability. Deferred contract costs as of December 31, 2021 relate to the asset associated with the Company’s contract with Palantir as described in Note 9 as well as insurance premiums related to becoming a public company. The related liability was recorded to accounts payable for the remaining commitment as of December 31, 2021.

Forward Purchase Receivable and Forward Purchase Option Derivative

Forward Purchase Receivable and Forward Purchase Option Derivative — On December 8, 2021, upon the closing of the Forward Purchase Agreement, as discussed in Note 2, the Company recorded a Forward Purchase Receivable on its Condensed Consolidated Balance Sheets of $65,062 to account for the Prepayment Amount. The Prepayment Amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the then remaining Prepayment Amount. As of March 31, 2022, there was $58,184 remaining, gross of interest, as ACM sold 734,702 shares after Closing and through March 31, 2022. Also in connection with the Forward Purchase Agreement, the Company recognized a liability for a freestanding derivative, referred to herein as the “forward purchase option derivative,” on its Condensed Consolidated Balance Sheets. Refer to Note 2 for further detail.

Forward Purchase Receivable and Forward Purchase Option Derivative — The Company recorded a Forward Purchase Receivable on its Consolidated Balance Sheets of $65,062,414 to account for the Prepayment Amount of the Forward Purchase Agreement, as discussed above within the discussion of the Business Combination. The Prepayment Amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the then remaining Prepayment Amount. As of December 31, 2021, there was $60,050,189 remaining as ACM sold 501,109 shares after Closing. Also in connection with the Forward Purchase Agreement, the Company recognized a liability for a freestanding derivative, referred to herein as the “forward purchase option derivative,” on its Consolidated Balance Sheets. Refer to the Business Combination discussion above and Note 11 for further detail.

Intangible Assets and Goodwill

Intangible Assets and Goodwill — As part of the acquisition of MaxDelivery, as discussed above, the Company recorded intangible assets and goodwill on its Condensed Consolidated Balance Sheets. The intangible assets acquired relate to MaxDelivery’s customer relationships, trademarks, and internally developed technology which were valued via (i) the multi-period excess-earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively, all of which are under the income approach in accordance with ASC 805, Business Combinations. Also in accordance with ASC 805, the Company allocated the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the fair values of assets acquired, including intangibles and liabilities assumed, was recognized as goodwill. As the Company views MaxDelivery as part of its Retail segment, the goodwill recorded is included within its Retail business unit. The Company’s goodwill will be subject to annual impairment testing. Further discussion on the purchase price allocation is detailed within the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021.

Intangible Assets and Goodwill — As part of the acquisition of MaxDelivery, LLC, as discussed in Note 10, the Company recorded intangible assets and goodwill on its Consolidated Balance Sheets. The intangible assets acquired relate to MaxDelivery’s customer relationships, trademarks, and internally developed technology which were valued via (i) the multi-period excess-earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively, all of which are under the income approach in accordance with ASC 805, Business Combinations. Also in accordance with ASC 805 the Company allocated the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the fair values of assets acquired, including intangibles and liabilities assumed, was recognized as goodwill. As the Company views MaxDelivery as part of its Retail segment, the goodwill recorded is included within its Retail business unit. The Company’s goodwill will be subject to annual impairment testing.

Debt

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the Company’s long-term debt, including its PIPE Convertible Notes and New Term Loan (as defined in Note 6 and Note 7, respectively), are recorded as a direct deduction from the carrying amount of the debt. Amortization of debt issuance costs was $423 for the three months ended March 31, 2022. There were no corresponding costs for the prior year period. Interest expense for total long-term debt was $3,023 and $112 for the three months ended March 31, 2022 and 2021, respectively.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the Company’s long-term debt, including its PIPE Convertible Notes and New Term Loan (as defined in Note 5 and Note 6, respectively), are recorded as a direct deduction from the carrying amount of the debt. Debt issuance costs were $10,534,127 and $669,677 for the PIPE Convertible Notes and New Term Loan, respectively, for the year ended December 31, 2021. Debt issuance costs prior to the year ended December 31, 2021 were historically immaterial. Interest expense was $2,140,915, $445,846, and $301,155 for the years ended December 31, 2021, 2020, and 2019, respectively.

Equity and Equity Issuance Costs

Equity — Prior to the closing of the Business Combination, the Company’s equity structure consisted of common stock, Series A preferred stock, Series B preferred stock, Series C preferred stock, Series D preferred stock, and Series E preferred stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity.

Immediately prior to Closing, all Series of Old Boxed preferred stock was converted into Old Boxed common stock based on the applicable conversion rate for each security and then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As of December 31, 2021, the Company no longer had temporary equity on its Condensed Consolidated Balance Sheets.

Equity — Prior to the closing of the Business Combination, the Company’s equity structure consisted of common stock, Series A preferred stock, Series B preferred stock, Series C preferred stock, Series D preferred stock, and Series E preferred stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. Refer to Note 12 for further detail on historical recognition.

Immediately prior to Closing, all series of Old Boxed preferred stock were converted into Old Boxed common stock based on the applicable conversion rate for each security and then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As of December 31, 2021, the Company no longer has temporary equity on its Consolidated Balance Sheets.

Equity Issuance Costs

Costs incurred in connection with the issuance of the Company’s series preferred stock have historically been recorded as a direct reduction against preferred stock within the Consolidated Balance Sheets.

Additionally, certain transaction costs incurred in connection with the merger that are direct and incremental to the Business Combination, as discussed below, have been recorded as a component of additional paid in capital within the Consolidated Balance Sheets.

Employee Benefit Plan

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the three months ended March 31, 2022 and 2021.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the years ended December 31, 2021, 2020, and 2019.

Stock-Based Compensation

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Employee stock-based compensation awards are recorded in accordance with ASC 718, Compensation — Stock Compensation. ASC 718 requires all stock-based payments to employees to be recognized as expenses in the Condensed Consolidated Statements of Operations based on their grant date fair values. The Company has granted stock options, restricted stock units, and restricted stock awards. Restricted stock units and awards are determined based on the fair market value of the common stock on the date of the grant.

The use of the Black-Scholes Merton model requires management to make the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues, with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Prior to becoming a public company, the Company estimated the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered included, but was not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Since the Company’s common shares began trading on the New York Stock Exchange, the Company utilizes the closing share trade price of the Company’s shares as the fair value of the Company’s common stock.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Employee stock-based compensation awards are recorded in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees to be recognized as expenses in the consolidated Statements of Operations based on their grant date fair values. The Company has granted stock options, restricted stock units, and restricted stock awards. Restricted stock units and awards are determined based on the fair market value of the common stock on the date of the grant.

The use of the Black-Scholes Merton model requires management to make the following assumptions:

Expected Volatility — The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Prior to becoming a public company, the Company estimated the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered included, but was not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Since the Company’s common shares began trading on the New York Stock Exchange, the Company utilizes the closing share trade price of the Company’s shares as the fair value of the Company’s common stock.

Net Loss Per Share

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the SPAC Warrants, PIPE Convertible Notes, restricted stock units, and common stock options outstanding are considered to be potentially dilutive securities for the current period presented, and as a result, diluted net loss per common share is the same as basic net loss per share for the current period. Similarly, for the prior period presented, the convertible preferred stock, common stock warrants, preferred stock warrants, and common stock options outstanding are considered to be potentially dilutive securities, and as a result, diluted net loss per common share is the same as basic net loss per share for the prior period.

Historically, basic and diluted net loss per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities as the convertible preferred stock was considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss was attributed entirely to common stockholders. As all of the Company’s convertible preferred stock converted to common stock immediately prior to the Closing, the Company is no longer required to present its net loss per share in conformity with the two-class method as it no longer has participating securities.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock warrants, preferred stock warrants, PIPE Convertible Notes, and restricted stock units and common stock options outstanding are considered to be potentially dilutive securities for all periods presented, and as a result, diluted net loss per common share is the same as basic net loss per share for those periods.

Historically, basic and diluted net loss per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities as the convertible preferred stock was considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss was attributed entirely to common stockholders. As all of the Company’s convertible preferred stock converted to common stock immediately prior to the Closing, the Company is no longer required to present its net loss per share in conformity with the two-class method as it no longer has participating securities.

Income Taxes

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the combined balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition

Revenue Recognition — In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not have an impact on the timing of revenue recognition in the Company’s Condensed Consolidated Financial Statements. The Company elects to apply the practical expedient to exclude form this disclosure revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. Refer to Note 8 for details about the Company’s revenue streams and respective revenue recognition policies, including remaining performance obligations.

Revenue Recognition — In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not have an impact on the timing of revenue recognition in the Company’s Consolidated Financial Statements. The Company elects to apply the practical expedient to exclude from this disclosure revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. Refer to Note 7 for details about the Company’s revenue streams and respective revenue recognition policies, including remaining performance obligations.

Other Income (Expenses), Net

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments of the Public and Private Warrants and the Company’s derivative instruments, including the Sponsor Earnout Shares, forward purchase option derivative, and contingent consideration related to the MaxDelivery acquisition. Also included in other income (expense), net is interest incurred from the Company’s PIPE Convertible Notes and New Term Loan.

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments of warrants and derivatives, including the liability-classified warrants, Sponsor Earnout Shares, forward purchase option derivative, contingent consideration related to the MaxDelivery acquisition, and the prior year convertible note embedded derivative.

Customer Incentives

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the condensed consolidated balance sheet. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the condensed consolidated statements of operations when the related inventory is sold.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the Consolidated Balance Sheets. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the Consolidated Statements of Operations when the related inventory is sold.

Delivery Costs

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $7,272 and $6,633 for the three months ended March 31, 2022 and 2021, respectively. The delivery costs are included in cost of sales in the Condensed Consolidated Statements of Operations.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $26,128,045, $25,275,183, and $26,360,878 for the years ended December 31, 2021, 2020, and 2019, respectively and are included in cost of sales in the Consolidated Statements of Operations.

Cost of Sales

Cost of Sales — Cost of sales consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances. Also included in cost of sales are wages of employees who provide promised services directly to the customer, including wages attributable to implementation and maintenance services for the Company’s Software & Services customers as well as wages attributable to delivery fulfillment services provided to the Company’s MaxDelivery customers.

Cost of Sales — Cost of goods sold consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances.

Selling, General and Administrative Expenses	Selling, General and Administrative Expense — Selling, general and administrative expense consists primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations.

Selling, General and Administrative Expense — Selling, general and administrative expenses consist primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations.

Research and Development	In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expense incurred was $476 and $476 for the three months ended March 31, 2022 and 2021, respectively.

In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expenses incurred were $2,018,564, $2,485,573, and $2,856,051 for the years ended 2021, 2020, and 2019, respectively.

Advertising Expense

Advertising Expense — The Company expenses advertising as incurred. Advertising expense was $11,695 and $5,707 for the three months ended March 31, 2022 and 2021, respectively. These costs are included in advertising expense in the Condensed Consolidated Statements of Operations. Included in prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021 are prepayments for future advertising expenses of approximately $1,390 and $78, respectively. In addition, beginning in the first quarter of 2022, the Company started to incur advertising costs related to a television commercial production. In accordance with ASC 720-35, Advertising Costs, the Company has elected to defer production advertising costs for its commercial production activities until first-time the advertisement takes place, while the costs of communicating advertising are expensed as services are received. As the commercial production first aired in March 2022, the costs were both deferred and recognized within the first quarter.

Advertising Expense — The Company expenses advertising as incurred. For the years ended December 31, 2021, 2020 and 2019, the Company expensed $21,959,556, $4,912,269, and $20,703,071, respectively for advertising and marketing activities and such amounts are included in advertising expense in the Consolidated Statements of Operations. Included in prepaid expenses and other current assets in the Consolidated Balance Sheets as of December 31, 2021, 2020, and 2019 are prepayments for future advertising expenses of approximately $78,041, $9,192, and $500,184, respectively.

Recently Adopted and Announced Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASC 842”), as subsequently amended, which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. These assets, or ROU assets, represent the Company’s right to use an underlying asset for the lease term and the lease liabilities represent the Company’s obligation to make lease payments arising from the lease. In June 2020, the FASB issued Accounting Standards Update No. 2020-5 which deferred the effective date of ASC 842 for privately-held companies. According to the update, the standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. In accordance with guidance in Topic 10 of the SEC Division of Corporate Finance’s Financial Reporting Manual, an EGC may elect to comply with new or revised accounting standards as of the effective date for a private company; thus, the Company elected to use the extended transition period for private companies to adopt the standard effective January 1, 2022 using the “modified retrospective transition effective date method” which resulted in a cumulative-effect adjustment to the Condensed Consolidated Balance Sheets at January 1, 2022.

Upon adoption of ASC 842 the Company recognized operating lease ROU assets and operating lease liabilities related to its office leases and fulfillment centers of $11,298 and $11,742, respectively. The difference in the initial operating lease ROU assets and operating lease liabilities balances is $444 related to the de-recognition of existing deferred rent and incentive balances.

The Company elected the “package of practical expedients,” which permitted the Company to not reassess prior conclusions about whether any expired or existing arrangements are or contain a lease, lease classification and the treatment of initial direct costs under the new guidance. The Company did not elect the use-of-hindsight practical expedient.

The Company’s accounting for lessee finance leases remains substantially unchanged from legacy guidance. All prior periods are presented in accordance with legacy guidance for both operating and finance leases. The standard did not have a significant impact on the Company’s Condensed Consolidated Statements of Operations or Statements of Cash Flows.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU 2018-15 as of December 31, 2021 on a prospective basis. The adoption of this ASU did not have a material impact on the Company’s Condensed Consolidated Financial Statements.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an “expected loss” model. Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the Condensed Consolidated Financial Statements.

Recently Adopted Accounting Pronouncements — In June 2018, the FASB issued Accounting Standards Update ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for stock-based payments granted to nonemployees for goods and services. This guidance will better align the treatment of stock-based payments to nonemployees with the requirements for such stock-based payments granted to employees. The new standard is effective for fiscal years beginning after December 15, 2019 for private companies, including interim periods within such fiscal year. The company has adopted this standard effective January 1, 2020 in the preparation of its Consolidated Financial Statements. The impact of adopting this pronouncement was not material.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the Consolidated Financial Statements and disclosures.

In August 2020, the FASB issued ASU 2020-06 — Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. The Company early adopted this standard in the first quarter of 2021, effective as of January 1, 2021, on a modified retrospective basis. The effect of this standard was not material to the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 35-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that does not include a license to internal-use software (a cloud computing arrangement) with one that does. The new standard is effective for fiscal years beginning after December 15, 2020 for private companies, and interim periods within fiscal years beginning after December 15, 2021. The guidance was adopted effective December 31, 2021 and did not have a material impact on the Consolidated Financial Statements and disclosures.

Recently Announced Accounting Pronouncements — As an emerging growth company (“EGC”), the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB’s ASC. Management considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the financial position or results of operations of the Company.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an “expected loss” model.

Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the Consolidated Financial Statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASC 740”). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s Consolidated Financial Statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASC 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its Consolidated Financial Statements but believes that there will be right of use assets and lease liabilities recognized on the Company’s Consolidated Balance Sheets and an immaterial impact on the Company’s Consolidated Statement of Operations.